Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SEQUOIA FUND INC
Entity Central Index Key	0000089043
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000033159 [Member]
Shareholder Report [Line Items]
Fund Name	Sequoia Fund, Inc.
Class Name	Sequoia Fund, Inc.
Trading Symbol	SEQUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sequoia Fund, Inc. (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sequoiafund.com/resources. You can also request this information by contacting us at 1-800-686-6884.
Additional Information Phone Number	1-800-686-6884
Additional Information Website	www.sequoiafund.com/resources
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sequoia Fund, Inc.	$49	1.00%*
*Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00% [1]
Net Assets	$ 3,612,231,837
Holdings Count | Holding	22
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,612,231,837
Total number of portfolio holdings	22
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Fund Holdings (as of June 30, 2026)
The following table and graph show the investment makeup of the Fund as of June 30, 2026. Figures are expressed as percentages of the Fund’s net assets.
Top Ten Holdings
Rolls-Royce Holdings PLC	13.0%
Alphabet, Inc.	9.2%
Liberty Media Corp.-Liberty Formula One	7.3%
Universal Music Group NV	6.7%
Eurofins Scientific SE	6.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.4%
Capital One Financial Corp.	4.6%
Constellation Software, Inc.	4.3%
The Charles Schwab Corp.	4.3%
ICON PLC	4.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Rolls-Royce Holdings PLC	13.0%
Alphabet, Inc.	9.2%
Liberty Media Corp.-Liberty Formula One	7.3%
Universal Music Group NV	6.7%
Eurofins Scientific SE	6.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.4%
Capital One Financial Corp.	4.6%
Constellation Software, Inc.	4.3%
The Charles Schwab Corp.	4.3%
ICON PLC	4.2%

[1]	Annualized